Investment Strategy	Feb. 28, 2026
MFS Diversified Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in a broad range of debt instruments and equity securities of U.S. and foreign issuers, including real estate-related investments and emerging market securities.

MFS allocates the fund’s assets across the following categories based on its interpretation of economic and money market conditions, fiscal and monetary policy and asset class and/or security values. When MFS' assessment of the relative attractiveness of these categories is neutral, the fund's exposure to these categories is expected to be approximately:

Category	Neutral Position
Investment Grade Quality Debt Instruments	15%
Lower Quality Debt Instruments	25%
U.S. Government Securities	10%
Emerging Market Debt Instruments	15%
Dividend-Paying Equity Securities	20%
Real Estate-Related Investments	15%

These allocations may vary significantly from time to time.

For the debt instrument portion of the fund, MFS normally focuses on investing the fund's assets in investment grade quality corporate debt instruments, U.S. Government securities, below investment grade quality debt instruments of developed market issuers, and debt instruments of emerging market issuers (including below investment grade quality debt instruments of emerging market issuers). Of the fund’s investments in debt instruments, MFS may invest up to 100% of these investments in below investment grade quality debt instruments. MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis where payment and delivery take place at a future settlement date, including mortgage-backed securities purchased or sold in the to be announced (TBA) market.

For the equity portion of the fund, MFS focuses on investing the fund’s assets in dividend-paying stocks of U.S. and foreign issuers. In selecting equity investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. While MFS may invest the equity portion of the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

For the real estate-related portion of the fund, MFS invests the fund’s assets in real estate investment trusts (REITs) and other companies principally engaged in the real estate industry. MFS generally focuses the fund’s real estate-related investments in equity REITs, but may also invest the fund’s assets in mortgage REITs and other real estate-related investments. Issuers of real estate-related investments tend to have small-to-medium market capitalizations.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, and swaps.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. For the debt and real estate-related portions of the fund, investments are selected primarily based on fundamental analysis of individual issuers and instruments. For the equity portion of the fund, investments are selected primarily based on blending fundamental and quantitative research and then constructing a portfolio of equity securities while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility). Quantitative models that systematically evaluate issuers and instruments are used by the fund's equity securities portfolio manager and may also be considered by the fund's other portfolio managers.

MFS may invest the fund's assets in other mutual funds advised by MFS that invest in particular investment types rather than invest directly in such investments.

MFS Government Securities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in U.S. Government securities. U.S. Government securities are securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity, including mortgage-backed securities and other types of securitized instruments issued or guaranteed by such entities. MFS may also invest the fund's assets in other debt instruments.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis where payment and delivery take place at a future settlement date, including mortgage-backed securities purchased or sold in the TBA market.

MFS may invest the fund’s assets in foreign securities.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, and swaps.

MFS uses an active investment approach in managing the fund that combines top-down considerations and bottom-up fundamental investment analysis to make decisions about sector allocations, duration and yield curve positioning, and security selection. In addition, market technicals (e.g., bond supply and demand dynamics) are typically considered in determining sector allocations and specific security selection. Quantitative screening tools may also be considered in determining the fund’s portfolio positioning.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	U.S. Government securities are securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity, including mortgage-backed securities and other types of securitized instruments issued or guaranteed by such entities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in U.S. Government securities.
MFS New Discovery Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as historical and/or projected price-to-book, price-to-earnings, and price-to-cash flow ratios, enterprise value (the total value of the issuer’s outstanding equity and debt) relative to earnings, and free cash flow yield compared to the applicable equity market and/or to issuers in the same sector or industry. In assessing the relative value of an issuer, MFS may also consider measures of financial quality, such as indicators of profitability (i.e., return on equity and return on invested capital), balance sheet strength (including leverage and interest coverage ratios), and capital allocation discipline. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as historical and/or projected price-to-book, price-to-earnings, and price-to-cash flow ratios, enterprise value (the total value of the issuer’s outstanding equity and debt) relative to earnings, and free cash flow yield compared to the applicable equity market and/or to issuers in the same sector or industry. In assessing the relative value of an issuer, MFS may also consider measures of financial quality, such as indicators of profitability (i.e., return on equity and return on invested capital), balance sheet strength (including leverage and interest coverage ratios), and capital allocation discipline. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in value companies.